Depreciation and Amortization Expenses - Summary of Depreciation and Amortization (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Profit or loss [abstract]
Amortization of intangible assets	¥ 201,420	$ 28,077	¥ 109,913	¥ 64,939
Depreciation of investment property	361	50	355	348
Depreciation of property, plant and equipment	462,588	64,483	508,726	516,276
Depreciation of right-of-use assets	50,461	7,034	46,071	43,129
Depreciation and amortization expenses	¥ 714,830	$ 99,644	¥ 665,065	¥ 624,692